Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	$1,010,000	$1,123,090
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,245,310
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	310,000	378,094
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)	500,000	621,780
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)	335,000	387,609
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)	500,000	576,230
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	130,000	132,642
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	1,005,000	1,061,551
Chilton County Health Care Authority,
4.000%, 11/01/2020	780,000	782,020
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023) (7)	30,000	32,869
5.000%, 03/01/2040 (Callable 09/01/2025) (7)	185,000	218,627
5.000%, 03/01/2043 (Callable 03/01/2023) (7)	1,935,000	2,110,311
5.000%, 03/01/2045 (Callable 09/01/2025) (7)	1,205,000	1,413,959
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,040,530
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	644,011
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	909,170
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	706,110
0.000%, 10/01/2033 (Callable 10/01/2023)(Insured by AGM)	110,000	58,071
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)	480,000	234,418
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	870,785
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	281,994
4.000%, 12/01/2035 (Callable 12/01/2029)	75,000	82,565
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	206,078
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)	1,235,000	1,302,209
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)	450,000	505,800
Madison Water & Wastewater Board:
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	633,647
4.000%, 12/01/2039 (Callable 12/01/2029)	240,000	283,970
Mizuho Floater/Residual Trust,
0.610%, 12/01/2048 (Callable 12/01/2020)(Optional Put Date 11/04/2020) (1)(3)	5,800,000	5,800,000
Tallassee Board of Education:
4.000%, 08/01/2029 (Insured by AGM)	420,000	514,365
4.000%, 08/01/2030 (Insured by AGM)	435,000	539,191
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)	455,000	560,269
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)	470,000	574,284
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	581,285
Total Alabama (Cost $25,800,867)		26,412,844	3.5%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	256,115
5.000%, 12/01/2031 (Callable 06/01/2028)	500,000	614,725
3.450%, 12/01/2033 (Callable 06/01/2027)	875,000	902,055
4.000%, 06/01/2036 (Callable 06/01/2025)	1,750,000	1,938,335
3.750%, 12/01/2046 (Callable 12/01/2028)	335,000	356,899
Alaska Industrial Development & Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,835,113
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	555,645
University of Alaska:
4.000%, 10/01/2025	170,000	185,268
4.000%, 10/01/2026 (Callable 10/01/2023)	650,000	684,144
5.000%, 10/01/2044 (Callable 10/01/2026)(Insured by AGM)	1,500,000	1,639,830
Total Alaska (Cost $8,751,316)		8,968,129	1.2%

Arizona
Arizona Health Facilities Authority,
5.250%, 03/01/2039 (Callable 03/01/2021)	270,000	274,633
Arizona Industrial Development Authority:
3.375%, 07/01/2021 (3)	190,000	191,163
2.500%, 05/01/2022 (Insured by AGM) (3)	4,403,774	4,440,193
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	123,384
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	107,375
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	219,220
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	111,805
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	113,203
5.000%, 02/01/2028	200,000	255,648
5.000%, 05/01/2028	270,000	288,052
4.625%, 08/01/2028 (3)	1,160,000	1,232,314
5.000%, 02/01/2030	340,000	447,675
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	173,323
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	598,935
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,673,715
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	55,000	54,920
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	400,607
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	570,640
Total Arizona (Cost $10,949,133)		11,276,805	1.5%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	441,123
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	461,672
4.000%, 12/01/2033 (Callable 12/01/2027)	415,000	477,039
4.000%, 12/01/2034 (Callable 12/01/2027)	430,000	493,038
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	508,359
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	283,035
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,088,878
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)	780,000	838,773
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	539,698
3.000%, 12/01/2030 (Callable 12/01/2025)	680,000	722,391
3.000%, 12/01/2032 (Callable 12/01/2025)	1,060,000	1,114,707
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	210,114
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,520,970
3.050%, 01/01/2047 (Callable 01/01/2027)	905,000	937,046
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	715,716
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	590,101
City of Little Rock AR:
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	119,398
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	235,156
City of Lonoke AR:
5.000%, 06/01/2025	210,000	251,968
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	57,211
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,156,187
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	225,000	229,500
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	27,904
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	320,346
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	769,958
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	356,112
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	756,656
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	751,634
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	820,000	866,797
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,615,000	1,702,097
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	373,656
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	515,000	538,154
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	1,095,000	1,098,197
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	426,582
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	60,000	61,030
Little Rock Metrocentere Improvement District No. 1,
0.120%, 12/01/2025 (Optional Put Date 10/01/2020) (1)	1,000,000	1,000,000
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	253,283
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	475,291
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	520,000	592,441
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	270,000	306,607
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	545,000	617,872
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	275,000	310,879
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	165,000	186,186
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	100,000	112,379
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	383,666
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	280,445
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	980,235
Total Arkansas (Cost $25,679,466)		26,540,487	3.6%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (7)	105,000	112,871
0.000%, 08/01/2032 (7)	365,000	443,106
0.000%, 08/01/2035 (Callable 08/01/2029) (7)	150,000	170,869
0.000%, 08/01/2039 (Callable 08/01/2029) (7)	125,000	140,754
Bay Area Toll Authority,
1.210%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	657,670
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	90,000	118,686
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (7)	210,000	224,164
California Health Facilities Financing Authority:
4.000%, 08/15/2035 (Callable 08/15/2026)	3,000,000	3,434,340
5.250%, 03/01/2041 (Callable 03/01/2021)	135,000	137,253
California Municipal Finance Authority:
3.000%, 01/01/2021	230,000	230,039
5.000%, 08/01/2023	400,000	418,768
5.000%, 08/01/2024	400,000	423,968
5.000%, 10/01/2026	300,000	351,552
4.000%, 01/01/2048 (Callable 01/01/2028)	200,000	229,634
California Public Finance Authority:
5.000%, 10/15/2020	180,000	180,243
5.000%, 10/15/2021	200,000	207,738
Calipatria California Unified School District,
0.000%, 08/01/2026	100,000	93,057
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026) (7)	685,000	824,493
Carlsbad Unified School District,
0.000%, 08/01/2031 (7)	115,000	156,867
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (7)	110,000	130,993
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (7)	100,000	118,406
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (7)	75,000	88,121
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (7)	80,000	93,369
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	400,000	405,276
City of Redding CA,
0.280%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	55,000	55,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM) (7)	300,000	359,952
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM) (7)	130,000	174,733
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	374,154
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (7)	475,000	568,713
Encinitas Union School District,
0.000%, 08/01/2031 (7)	205,000	267,923
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031) (7)	155,000	215,503
Escondido Union High School District,
6.875%, 08/01/2034 (Insured by AGC) (7)	330,000	548,952
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	305,000	381,964
Hesperia Community Redevelopment Agency Successor Agency,
3.250%, 09/01/2036 (Callable 09/01/2028)(Insured by AGM)	1,700,000	1,839,213
Hueneme Elementary School District:
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)	500,000	579,885
4.000%, 08/01/2038 (Callable 08/01/2028)(Insured by AGM)	1,050,000	1,214,167
4.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGM)	660,000	761,066
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (7)	140,000	216,425
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	330,918
Lemoore Union High School District,
0.000%, 01/01/2021 (Insured by AMBAC)	100,000	99,849
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	102,573
5.000%, 11/15/2029	50,000	63,669
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (7)	500,000	537,515
Mizuho Floater/Residual Trust,
0.360%, 09/01/2046 (Callable 11/02/2020)(Optional Put Date 10/07/2020) (1)(3)	4,000,000	4,000,000
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (7)	175,000	191,096
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC) (7)	210,000	264,474
Oak Park Unified School District:
0.000%, 08/01/2031 (7)	110,000	152,828
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)	110,000	159,403
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 10/21/2020)(Insured by BAM)	120,000	120,232
5.000%, 08/01/2033 (Callable 10/21/2020)(Insured by BAM)	300,000	300,567
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (7)	335,000	422,452
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,452,491
Reef-Sunset Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	223,062
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029 (Callable 11/01/2025)	300,000	356,535
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	145,000	188,897
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	490,000	647,506
Riverside County Redevelopment Successor Agency,
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	100,000	110,932
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	578,513
San Diego Unified School District:
4.000%, 07/01/2032 (Callable 07/01/2026)	165,000	192,890
0.000%, 07/01/2034	1,650,000	1,072,566
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	400,000	423,448
San Mateo Foster City School District,
0.000%, 08/01/2026 (7)	75,000	84,511
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (7)	470,000	658,103
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (7)	80,000	88,446
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (7)	875,000	931,612
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026) (7)	100,000	122,402
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(Insured by AGM) (7)	135,000	131,486
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (7)	245,000	261,349
0.000%, 08/01/2028 (Callable 08/01/2025) (7)	80,000	84,749
0.000%, 08/01/2030 (Callable 08/01/2025) (7)	285,000	298,600
0.000%, 08/01/2041 (Callable 08/01/2028) (7)	390,000	431,235
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	714,040
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (7)	25,000	26,769
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM) (7)	200,000	222,110
Tender Option Bond Trust:
0.360%, 07/01/2022 (Optional Put Date 10/07/2020) (1)(3)	1,818,000	1,818,000
0.360%, 06/15/2055 (1)(3)	3,000,000	3,000,000
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (7)	50,000	56,174
Westside Union School District,
0.000%, 08/01/2028	160,000	144,090
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (7)	50,000	55,891
Total California (Cost $36,376,099)		38,071,870	5.1%

Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	152,450
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,370,320
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	255,933
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	303,136
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	320,680
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	675,559
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	402,475
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	115,067
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	245,662
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	127,472
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	392,971
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	630,500
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	96,858
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	269,121
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	318,610
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	443,713
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,353,785
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	400,000
4.000%, 11/15/2021	225,000	233,883
5.000%, 10/01/2022	1,300,000	1,368,913
4.000%, 11/15/2022	445,000	471,144
5.000%, 10/01/2023	700,000	754,096
4.000%, 12/15/2025	1,340,000	1,403,744
4.000%, 04/01/2028	540,000	607,025
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	134,081
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	563,355
2.000%, 09/01/2030 (Callable 09/01/2028)	270,000	270,345
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	44,425
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,114,140
Colorado Health Facilities Authority:
5.000%, 12/01/2020	160,000	160,997
5.000%, 12/01/2023	90,000	100,139
5.000%, 06/01/2027 (ETM)	750,000	968,648
5.000%, 09/01/2027	205,000	249,928
4.500%, 12/01/2033 (Callable 11/02/2020)	125,000	125,224
4.000%, 10/01/2037 (Callable 10/01/2030)	320,000	366,480
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	3,130,000	3,730,584
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	335,000	363,998
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	2,350,000	2,645,465
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST AID)	125,000	158,810
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	51,039
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	800,000	940,248
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)	1,000,000	1,169,080
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)	1,785,000	2,077,918
Denver City & County School District No. 1:
5.000%, 12/01/2030 (Callable 03/01/2021)	395,000	402,256
5.000%, 12/01/2031 (Callable 03/01/2021)	595,000	605,829
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	465,636
5.000%, 12/01/2027	340,000	408,887
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,226,839
1.144%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	501,410
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	110,000	115,148
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	320,000	315,850
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	441,213
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,486,727
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	600,000	604,128
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	619,570
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	183,000	183,778
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	278,482
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	1,000,000	998,840
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)	125,000	147,444
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)	125,000	146,936
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)	125,000	146,457
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)	135,000	157,676
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	1,675,000	1,784,880
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	729,948
5.000%, 12/01/2026 (Insured by BAM)	460,000	574,485
Total Colorado (Cost $40,162,147)		42,290,440	5.7%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	603,675
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	155,000	167,515
4.000%, 05/15/2049 (Callable 11/15/2028)	1,420,000	1,616,372
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026	500,000	621,415
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	147,135
5.000%, 07/01/2030 (Callable 07/01/2021)	150,000	153,636
4.250%, 07/01/2031 (Callable 07/01/2022)	1,050,000	1,083,411
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	41,901
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2021	825,000	859,543
5.000%, 11/15/2027 (Callable 11/15/2026)	125,000	146,656
3.000%, 11/15/2035 (Callable 11/15/2026)	850,000	854,972
State of Connecticut:
5.000%, 04/15/2024	175,000	202,916
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	774,043
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	248,933
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,032,240
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	362,433
5.000%, 05/01/2034 (Callable 05/01/2030)	1,500,000	1,933,800
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,212,390
5.000%, 02/15/2031 (Callable 02/15/2021)	100,000	101,515
Total Connecticut (Cost $11,574,683)		12,164,501	1.6%

District of Columbia
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	265,000	274,887
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	333,960
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	90,718
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	293,720
0.000%, 10/01/2036 (Insured by AGC)	1,355,000	867,783
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC) (7)	355,000	445,773
6.500%, 10/01/2044 (Callable 10/01/2028) (7)	665,000	856,992
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (7)	960,000	1,253,386
5.000%, 10/01/2053 (Callable 04/01/2022)	1,210,000	1,266,568
Total District of Columbia (Cost $5,445,653)		5,683,787	0.8%

Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	450,532
5.250%, 12/01/2043 (Callable 12/01/2028) (3)	2,000,000	1,997,500
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	577,339
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,094,680
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	546,250
City of Jacksonville FL:
0.130%, 05/01/2029 (Optional Put Date 10/01/2020) (1)	7,500,000	7,500,000
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	435,015
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,150,294
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)	400,000	482,840
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	100,000
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	930,961
City of Tallahassee FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	585,000	674,786
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,506,837
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	585,575
County of Manatee FL,
0.140%, 09/01/2024 (Optional Put Date 10/01/2020) (1)	2,000,000	2,000,000
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	147,751
5.000%, 10/01/2032 (Callable 10/01/2026)	135,000	160,022
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (7)	255,000	370,791
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (7)	390,000	566,487
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,674,180
Florida Development Finance Corp.:
5.000%, 04/01/2028	400,000	491,016
5.000%, 04/01/2029	250,000	309,915
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023	500,000	533,195
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	1,975,000	2,202,974
4.350%, 01/01/2046 (Callable 01/01/2024)	310,000	323,869
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	1,000,000	1,041,250
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	200,000	213,060
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	185,000	202,557
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	112,631
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	583,115
Highlands County Health Facilities Authority,
0.110%, 11/15/2037 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	3,500,000	3,500,000
Highlands County School Board,
3.625%, 03/01/2031 (Callable 03/01/2025)(Insured by BAM)	150,000	161,949
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	569,635
JEA Water & Sewer System Revenue:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	901,670
5.000%, 10/01/2032 (Callable 10/01/2027)	700,000	882,693
Manatee County School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	100,000
Miami Health Facilities Authority,
5.000%, 07/01/2021	165,000	164,282
Miami-Dade County Industrial Development Authority,
5.000%, 01/15/2021	365,000	368,380
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	243,396
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,158,780
4.000%, 10/01/2034 (Callable 10/01/2026)	250,000	274,140
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,799,700
5.000%, 10/01/2035 (Callable 10/01/2026)	360,000	424,595
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,188,950
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	184,491
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	1,160,000	1,236,096
5.000%, 05/15/2024	300,000	326,010
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	177,427
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	634,882
Putnam County Development Authority,
0.140%, 09/01/2024 (Optional Put Date 10/01/2020) (1)	3,100,000	3,100,000
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,147,840
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	216,367
Tender Option Bond Trust,
0.440%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 10/07/2020) (1)(3)	2,230,000	2,230,000
University Park Recreation District:
2.750%, 05/01/2021 (Insured by BAM)	260,000	263,037
2.750%, 05/01/2022 (Insured by BAM)	265,000	273,353
2.750%, 05/01/2023 (Insured by BAM)	270,000	283,451
Village Community Development District No. 13,
2.625%, 05/01/2024	500,000	506,640
Village Community Development District No. 7,
4.000%, 05/01/2021	220,000	223,744
Total Florida (Cost $52,598,942)		54,506,930	7.3%

Georgia
Auburn Urban Redevelopment Agency:
4.000%, 10/01/2029 (Insured by BAM)	210,000	258,928
4.000%, 10/01/2030 (Insured by BAM)	275,000	343,244
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	218,033
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	518,185
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	100,000	100,342
0.150%, 11/01/2052 (Optional Put Date 10/01/2020) (1)	6,505,000	6,505,000
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 11/02/2020)	225,000	225,877
5.500%, 11/01/2027 (Insured by AGM)	145,000	181,198
5.000%, 01/01/2028 (Callable 11/02/2020)	1,000,000	1,003,780
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	154,794
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	556,588
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	516,715
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	532,438
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	560,037
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	581,646
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)	305,000	371,285
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	771,459
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)	3,625,000	3,646,315
Gainesville & Hall County Hospital Authority:
5.000%, 02/15/2022	500,000	529,745
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	594,426
Georgia Housing & Finance Authority:
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	493,560
4.000%, 12/01/2039 (Callable 06/01/2026)	380,000	404,806
Main Street Natural Gas, Inc.:
0.930%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	2,001,320
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	585,000	663,647
Monroe County Development Authority,
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	190,000	190,678
Total Georgia (Cost $21,656,561)		21,924,046	2.9%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	330,614
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	349,389
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	364,835
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	389,732
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	108,941
4.000%, 12/15/2024 (Insured by BAM)	125,000	139,247
4.000%, 12/15/2025 (Insured by BAM)	130,000	147,636
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,541,976
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)	460,000	538,357
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)	510,000	582,848
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)	150,000	169,385
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)	595,000	666,828
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,120,730
Chicago Park District,
5.000%, 01/01/2024	580,000	648,185
City of Berwyn IL,
4.000%, 12/01/2020	100,000	100,269
City of Chicago IL:
5.000%, 01/01/2024	250,000	262,593
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	124,510
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	262,505
0.000%, 01/01/2027 (Insured by NATL)	195,000	164,252
0.000%, 01/01/2027 (Insured by NATL)	330,000	289,163
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	777,531
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	500,496
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	271,880
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	447,949
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	276,850
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)	855,000	1,013,816
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	157,034
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	182,409
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	147,705
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	193,628
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,455,175
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,215,450
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	536,623
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,515,803
Cook County School District No. 83,
5.625%, 06/01/2033	775,000	1,023,000
Darien Park District,
4.150%, 12/15/2026 (Callable 11/02/2020)	200,000	200,558
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	373,719
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)	765,000	880,852
4.000%, 12/01/2035 (Callable 12/01/2029)	645,000	739,299
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	751,788
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	140,862
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	140,000	150,153
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	106,045
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	174,527
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	184,609
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	194,962
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	205,536
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	215,830
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	215,000	226,438
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	323,074
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	625,435
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,000,000	1,070,080
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)	1,065,000	1,136,121
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	101,628
5.000%, 10/01/2021	170,000	173,941
5.000%, 10/01/2023	105,000	110,464
5.000%, 11/01/2024	1,100,000	1,240,646
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	574,845
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	4,047,736
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	108,269
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	164,755
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	329,973
1.454%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/02/2020)(Mandatory Tender Date 05/01/2021) (2)	300,000	300,042
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	301,093
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	304,953
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)(Insured by GNMA)	465,000	515,448
3.100%, 02/01/2035 (Callable 02/01/2026)	935,000	987,304
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	526,858	536,389
4.250%, 10/01/2049 (Callable 04/01/2028)	1,820,000	2,046,572
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	3,094,600
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)	1,155,000	1,370,153
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	611,805
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)	250,000	266,175
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	365,000	379,534
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	537,960
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,080,909
Kendall Kane & Will Counties Community Unit School District No. 308:
4.000%, 02/01/2030 (Callable 02/01/2025)(Insured by BAM)	2,550,000	2,781,311
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,084,560
Knox & Warren Counties Community Unit School District No. 205:
6.000%, 01/01/2030 (Callable 01/01/2021)	285,000	288,907
6.125%, 01/01/2036 (Callable 01/01/2021)	1,400,000	1,419,698
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	743,773
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	207,535
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	110,000	118,281
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	50,000	53,540
0.000%, 06/15/2029 (Insured by NATL)	1,700,000	1,328,057
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	1,010,000	1,058,652
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,807,260
Ogle & Winnebago Counties Community Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)	415,000	470,515
5.000%, 12/01/2024 (Insured by BAM)	100,000	116,776
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	402,013
Peoria County Community Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)	415,000	432,052
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	155,000	181,697
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,913,415
Shelby Christian Macon Counties Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	169,114
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	197,986
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)	175,000	205,119
St. Clair County School District No. 118:
0.000%, 12/01/2020 (ETM)(Insured by NATL)	115,000	114,947
0.000%, 12/01/2020 (Insured by NATL)	170,000	169,798
State of Illinois:
4.875%, 05/01/2021	1,000,000	1,015,680
5.000%, 01/01/2022 (Callable 11/02/2020)	220,000	220,484
6.000%, 06/15/2024 (Insured by NATL)	100,000	114,782
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,531,140
6.000%, 06/15/2027 (Insured by NATL)	300,000	370,551
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	183,082
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	426,777
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,677,700
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,558,719
University of Illinois,
5.000%, 10/01/2021	700,000	729,001
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	675,834
5.000%, 12/01/2024	585,000	678,711
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	170,000	171,209
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	260,170
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	215,980
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	330,000	371,837
Village of Franklin Park IL:
5.000%, 04/01/2023 (Insured by BAM)	460,000	511,143
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)	450,000	508,612
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	154,398
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	232,870
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	243,280
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	326,656
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	289,240
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	199,454
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	352,662
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	263,428
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)	185,000	202,103
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	163,350
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	140,000	136,538
0.000%, 01/01/2026 (Insured by AGM)	265,000	245,517
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	1,011,618
0.000%, 01/01/2027 (Insured by AGM)	115,000	103,871
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	1,001,456
0.000%, 01/01/2028 (Insured by AGM)	180,000	158,125
0.000%, 01/01/2028	25,000	20,443
0.000%, 01/01/2029	40,000	31,351
0.000%, 01/01/2033 (Insured by BAM)	400,000	296,844
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	400,000	440,012
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	143,864
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	304,506
Total Illinois (Cost $74,122,000)		78,710,430	10.5%

Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	382,996
5.000%, 08/01/2025	335,000	400,915
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	250,000	261,652
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	415,789
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	479,729
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)	150,000	187,802
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,663,196
Franklin Township-Marion County Multiple School Building Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)	505,000	546,637
Hammond Local Public Improvement Bond Bank,
2.375%, 12/31/2020	1,000,000	1,003,350
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	703,925
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)	610,000	752,539
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	369,564
Indiana Bond Bank:
0.770%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	125,000	125,011
1.154%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	510,000	510,056
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	196,864
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,582,234
4.000%, 05/01/2035 (Pre-refunded to 05/01/2023)	290,000	317,718
0.050%, 02/01/2037 (Optional Put Date 10/01/2020) (1)	1,235,000	1,235,000
3.750%, 10/01/2037 (Callable 10/01/2023)	215,000	185,134
0.100%, 11/01/2037 (Optional Put Date 10/01/2020) (1)	7,000,000	7,000,000
3.750%, 10/01/2042 (Callable 10/01/2023)	140,000	114,377
5.500%, 08/15/2045 (Callable 11/02/2020)	225,000	225,430
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	10,000	10,154
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	765,000	777,072
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,161,780
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	92,950
Indianapolis Local Public Improvement Bond Bank:
1.400%, 06/01/2021 (Callable 03/01/2021)	1,600,000	1,600,128
5.000%, 01/01/2033 (Callable 01/01/2025)	500,000	584,995
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	1,097,725
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,319,190
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)	135,000	158,440
Munster School Building Corp.:
5.000%, 07/15/2021 (Insured by ST AID)	130,000	134,572
4.000%, 07/15/2024 (Insured by ST AID)	170,000	190,499
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST AID)	165,000	199,450
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)	220,000	271,443
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	294,761
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)	245,000	305,576
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)	345,000	393,842
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	303,375
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	362,691
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST AID)	150,000	180,636
Total Indiana (Cost $29,147,852)		30,099,197	4.0%

Iowa
City of Cedar Rapids IA,
0.228%, 08/15/2029 (Insured by AMBAC) (1)(5)	3,080,000	2,964,500
City of Coralville IA,
4.000%, 05/01/2022	100,000	100,520
City of Greenfield IA,
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)	200,000	231,748
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	786,822
Iowa Finance Authority:
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,900,000	2,166,608
2.875%, 05/15/2049 (Callable 11/15/2020)	450,000	451,827
Iowa Higher Education Loan Authority:
3.750%, 05/19/2021	2,000,000	2,017,340
0.090%, 11/01/2036 (Optional Put Date 10/01/2020) (1)	2,500,000	2,500,000
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (6)	1,030,000	1,124,513
Total Iowa (Cost $12,172,758)		12,343,878	1.7%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	525,000	519,960
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	331,119
4.000%, 12/01/2021	360,000	367,437
5.000%, 12/01/2022	140,000	148,098
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	220,000	223,645
Kansas Independent College Finance Authority,
5.000%, 05/01/2021	1,600,000	1,621,120
Total Kansas (Cost $3,167,834)		3,211,379	0.4%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	381,797
0.000%, 10/01/2026 (Insured by NATL)	475,000	418,076
0.000%, 10/01/2027 (Insured by NATL)	420,000	358,063
0.000%, 10/01/2028 (Insured by NATL)	335,000	275,420
5.250%, 08/15/2046 (Callable 08/15/2021)	790,000	810,192
Kentucky Public Energy Authority:
4.000%, 08/01/2027	250,000	298,195
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	675,000	756,486
1.400%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,000,000	2,020,240
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	2,865,000	3,242,750
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	490,000	566,798
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,192,890
Total Kentucky (Cost $9,566,164)		10,320,907	1.4%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	389,057
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	190,000	212,918
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	223,840
5.000%, 10/01/2024 (Insured by BAM)	100,000	115,529
Louisiana Public Facilities Authority,
0.000%, 10/01/2024 (7)	125,000	116,586
Louisiana Stadium & Exposition District,
5.000%, 07/03/2023 (Callable 01/01/2023)	1,000,000	1,057,870
Louisiana State University & Agricultural & Mechanical College:
5.000%, 07/01/2030 (Callable 07/01/2026)(Insured by BAM)	380,000	453,705
4.000%, 07/01/2032 (Callable 07/01/2026)(Insured by BAM)	485,000	543,311
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	114,946
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	131,748
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	533,540
Total Louisiana (Cost $3,721,484)		3,893,050	0.5%

Maine
Maine Health & Higher Educational Facilities Authority,
4.000%, 07/01/2037 (Callable 07/01/2029)	230,000	265,760
Maine State Housing Authority:
4.250%, 11/15/2040 (Callable 11/15/2024)	500,000	535,695
3.500%, 11/15/2045 (Callable 05/15/2025)	140,000	146,993
4.000%, 11/15/2045 (Callable 11/15/2025)	315,000	333,314
3.500%, 11/15/2046 (Callable 11/15/2025)	30,000	31,317
3.500%, 11/15/2047 (Callable 11/15/2026)	695,000	742,774
4.000%, 11/15/2049 (Callable 05/15/2028)	480,000	531,082
4.000%, 11/15/2050 (Callable 05/15/2029)	1,010,000	1,147,330
Total Maine (Cost $3,611,279)		3,734,265	0.5%

Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,036,370
3.000%, 09/01/2029 (Callable 09/01/2022)	1,150,000	1,186,915
Maryland Community Development Administration:
3.500%, 03/01/2050 (Callable 03/01/2029)	600,000	662,142
3.250%, 09/01/2050 (Callable 09/01/2029)	6,000,000	6,647,160
Total Maryland (Cost $9,480,344)		9,532,587	1.3%

Massachusetts
Massachusetts Development Finance Agency,
5.000%, 10/01/2025 (Insured by AGM)	575,000	688,465
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,066,960
4.500%, 12/01/2048 (Callable 12/01/2027)	1,895,000	2,117,700
4.000%, 06/01/2049 (Callable 12/01/2028)	980,000	1,089,564
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 11/02/2020)(Insured by AGC)	350,000	351,078
University of Massachusetts Building Authority,
5.000%, 11/01/2039 (Callable 11/01/2024)	270,000	308,224
Total Massachusetts (Cost $5,410,037)		5,621,991	0.8%

Michigan
City of Detroit MI,
5.250%, 07/01/2041 (Pre-refunded to 07/01/2021)	50,000	51,911
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)	150,000	163,600
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,170
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,069,490
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	985,000	1,101,269
Ferris State University,
5.000%, 10/01/2026	865,000	1,050,188
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	265,993
Michigan Finance Authority:
5.000%, 12/01/2021	265,000	272,452
4.000%, 10/01/2024	650,000	681,941
5.000%, 09/01/2029	400,000	497,668
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	549,221
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	293,840
5.000%, 07/01/2036 (Callable 07/01/2024)(Insured by NATL)	500,000	569,995
5.000%, 07/01/2044 (Callable 07/01/2024)	100,000	106,644
Michigan State Building Authority,
0.240%, 10/15/2042 (Callable 09/17/2021)(Optional Put Date 10/07/2020) (1)	1,000,000	1,000,000
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	510,000	569,476
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)	1,910,000	2,142,218
3.500%, 12/01/2050 (Callable 06/01/2029)	2,000,000	2,232,560
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	750,000	889,800
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,234,010
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	496,576
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	1,025,409
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	176,206
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	389,838
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	227,299
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	456,341
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	573,955
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	297,523
Total Michigan (Cost $17,607,813)		18,413,593	2.5%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	237,904
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	605,108
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)	970,000	1,175,679
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)	700,000	845,425
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	120,000	122,736
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	645,000	670,226
4.000%, 01/01/2038 (Callable 01/01/2024)	600,000	641,154
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	205,000	212,548
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	560,000	599,021
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	238,552
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	413,385
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	281,963
Total Minnesota (Cost $5,778,881)		6,043,701	0.8%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	610,795
City of Gulfport MS:
5.000%, 07/01/2024	485,000	533,568
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	566,300
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	1,050,370
3.000%, 10/01/2026	1,100,000	1,156,155
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	718,614
3.000%, 10/01/2029 (Callable 10/01/2027)	540,000	558,166
Copiah-Lincoln Community College District,
2.500%, 09/01/2021 (Insured by MAC)	175,000	178,155
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	595,775
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,203,362
Mississippi Development Bank:
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	612,314
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)	1,000,000	1,217,330
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,175,000	1,362,776
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	271,113
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,144,010
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	458,277
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	128,171
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	275,000	318,931
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	681,893
Total Mississippi (Cost $13,981,526)		14,366,075	1.9%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	241,861
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	252,177
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	49,803
5.000%, 09/01/2025	365,000	422,641
5.000%, 09/01/2026	410,000	482,808
5.000%, 09/01/2027	280,000	335,894
5.000%, 11/15/2027 (Callable 11/15/2025)	480,000	572,683
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,403
5.000%, 02/01/2035 (Callable 02/01/2024)	295,000	316,558
5.250%, 10/01/2041 (Pre-refunded to 10/01/2021)	100,000	105,070
Industrial Development Authority of the City of St. Louis,
4.750%, 11/15/2047 (Callable 11/15/2026)	500,000	444,230
Jackson County Reorganized School District No. 7,
4.000%, 03/01/2039 (Callable 03/01/2029)	2,500,000	2,979,200
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)	1,005,000	1,381,433
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	95,000	102,111
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	555,000	571,517
Missouri Southern State University:
5.000%, 10/01/2028 (Insured by AGM)	100,000	122,453
5.000%, 10/01/2029 (Insured by AGM)	105,000	130,395
5.000%, 10/01/2030 (Callable 10/01/2029)(Insured by AGM)	135,000	166,577
5.000%, 10/01/2031 (Callable 10/01/2029)(Insured by AGM)	145,000	177,879
5.000%, 10/01/2032 (Callable 10/01/2029)(Insured by AGM)	155,000	188,801
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)	110,000	123,950
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)	115,000	129,228
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	125,000	139,836
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)	150,000	167,067
4.000%, 10/01/2038 (Callable 10/01/2029)(Insured by AGM)	140,000	154,886
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)	110,000	121,321
Missouri State Board of Public Buildings,
3.000%, 10/01/2026 (Callable 10/01/2020)	300,000	300,000
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	295,000	316,393
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)	145,000	166,775
St. Charles County Francis Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)	2,425,000	2,914,414
St. Louis Land Clearance for Redevelopment Authority,
5.000%, 10/01/2035 (Callable 10/01/2029) (7)	400,000	352,708
Total Missouri (Cost $13,764,163)		13,987,072	1.9%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	375,000	387,499
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	480,000	526,387
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	286,823
Total Montana (Cost $1,113,483)		1,200,709	0.2%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	340,000	365,109
5.000%, 09/01/2042 (Callable 09/01/2022)	585,000	628,202
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	550,000	618,613
Colfax County School District No. 123,
4.000%, 12/15/2030 (Callable 05/22/2024)	225,000	255,105
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2026)	90,000	107,842
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	360,000	378,641
3.500%, 09/01/2046 (Callable 03/01/2025)	110,000	117,591
Village of Boys Town NE,
3.000%, 09/01/2028	1,975,000	2,250,137
Total Nebraska (Cost $4,393,915)		4,721,240	0.6%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	292,792
City of Las Vegas NV Special Improvement District No. 815:
4.000%, 12/01/2020	75,000	75,290
4.000%, 12/01/2021	100,000	102,567
3.000%, 12/01/2022	100,000	102,298
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	547,349
Nevada Housing Division:
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,960,000	2,192,711
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	400,000	448,364
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	337,416
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	645,131
Total Nevada (Cost $4,533,946)		4,743,918	0.6%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (3)	3,293,000	3,648,413
City of Atlantic City NJ,
5.000%, 03/01/2021 (Insured by BAM)	100,000	101,803
City of Newark NJ:
3.500%, 07/27/2021	2,000,000	2,046,320
5.000%, 10/01/2021 (Insured by ST AID)	100,000	104,163
5.000%, 10/01/2021	200,000	208,490
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	438,908
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	440,000	487,436
New Jersey Economic Development Authority:
4.000%, 06/15/2022	775,000	814,145
5.000%, 06/15/2023 (Insured by BAM)	295,000	324,518
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	162,143
4.000%, 11/01/2027	1,100,000	1,221,605
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	90,133
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	173,593
4.500%, 11/15/2025 (Pre-refunded to 11/15/2020)	150,000	150,780
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,052,770
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	175,000	201,597
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,525,000	1,507,188
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	575,000	580,871
4.500%, 10/01/2048 (Callable 10/01/2027)	1,395,000	1,582,307
4.750%, 10/01/2050 (Callable 04/01/2028)	465,000	532,769
3.500%, 04/01/2051 (Callable 04/01/2029)	3,500,000	3,925,145
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	576,051
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	897,551
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	558,980
5.000%, 06/15/2042 (Callable 06/15/2022)	225,000	234,369
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	63,125
0.854%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	850,000	850,561
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	495,000	578,046
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	611,743
Total New Jersey (Cost $23,136,798)		23,725,523	3.2%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	270,000	281,642
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	351,918
4.000%, 12/01/2029 (Insured by AGM)	335,000	390,500
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)	870,000	917,154
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	586,513
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2023	100,000	107,653
4.000%, 09/01/2024	100,000	109,788
4.000%, 09/01/2025	150,000	167,764
5.000%, 09/01/2026	150,000	178,490
5.000%, 09/01/2029	225,000	280,980
5.000%, 09/01/2030	225,000	284,677
Total New Mexico (Cost $3,624,311)		3,657,079	0.5%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	686,831
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)	240,000	287,443
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	824,669	847,920
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	281,772
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,155,390
County of Suffolk NY,
5.000%, 05/01/2022	990,000	1,027,947
Geneva Development Corp.,
5.000%, 09/01/2029 (Pre-refunded to 09/01/2023)	185,000	210,439
Metropolitan Transportation Authority:
5.000%, 05/15/2021	150,000	151,980
5.000%, 09/01/2021	455,000	463,795
4.000%, 02/01/2022	800,000	808,416
5.000%, 05/15/2022	330,000	339,412
5.000%, 09/01/2022	1,750,000	1,808,625
0.650%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	985,000	931,790
5.000%, 11/15/2038 (Callable 11/15/2023)	500,000	512,860
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM) (6)	250,000	319,488
5.000%, 03/01/2030 (Insured by AGM) (6)	250,000	323,435
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	63,372
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	788,353
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,594,663
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	120,466
New York City Water & Sewer System,
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,155,390
New York Liberty Development Corp.,
0.610%, 10/01/2035 (Optional Put Date 10/07/2020) (1)(3)	1,000,000	1,000,000
New York State Dormitory Authority:
5.000%, 10/01/2038 (Callable 04/01/2028)	1,500,000	1,892,415
5.000%, 03/15/2044 (Callable 03/15/2024)	2,800,000	3,150,392
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	2,000,000	2,016,600
Onondaga Civic Development Corp.,
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	91,399
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	270,000	309,223
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	402,760
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	205,000	217,193
Town of Oyster Bay NY,
3.000%, 02/01/2022	1,775,000	1,828,871
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,428,988
Total New York (Cost $25,540,323)		26,217,628	3.5%

North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	158,592
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	585,000	635,345
North Carolina Turnpike Authority,
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	1,000,000	1,139,590
Total North Carolina (Cost $1,756,995)		1,933,527	0.3%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	825,000	845,130
City of Horace ND:
2.500%, 08/01/2021 (Callable 10/19/2020)	2,000,000	2,002,120
1.900%, 08/01/2022 (Callable 08/01/2021)	1,000,000	1,001,220
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,538,488
3.000%, 05/01/2045 (Callable 05/01/2026)	350,000	345,807
City of Mandan ND,
2.750%, 09/01/2041 (Callable 11/02/2020)	875,000	875,079
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,844,902
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	529,363
County of Burleigh ND:
4.000%, 11/01/2021	525,000	542,687
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	850,000	900,550
County of McKenzie ND:
5.000%, 08/01/2022	645,000	683,913
5.000%, 08/01/2023	1,225,000	1,334,025
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/16/2020)	1,300,000	1,301,833
North Dakota Housing Finance Agency:
3.350%, 07/01/2031 (Callable 01/01/2027)	800,000	878,016
3.000%, 07/01/2034 (Callable 07/01/2028)	100,000	108,190
3.500%, 07/01/2046 (Callable 01/01/2026)	290,000	311,645
4.000%, 01/01/2050 (Callable 07/01/2028)	980,000	1,118,817
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)	205,000	259,235
5.000%, 04/01/2028 (Insured by AGM)	100,000	129,421
Total North Dakota (Cost $17,207,843)		17,550,441	2.4%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2032 (Callable 11/15/2030) (6)	700,000	877,751
4.000%, 11/15/2033 (Callable 11/15/2030) (6)	400,000	457,132
City of Akron OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	143,420
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031) (6)	645,000	799,684
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	470,000	477,628
4.000%, 11/15/2038 (Callable 05/15/2022)	335,000	343,305
County of Franklin OH,
0.540%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	999,400
County of Licking OH,
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	259,193
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	197,490
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	539,549
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)	160,000	178,413
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	623,860
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,217,930
New Riegel Local School District,
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	216,359
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	500,000	517,395
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	690,000	727,039
5.000%, 05/01/2026	200,000	244,106
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	738,783
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	569,886
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	910,000	963,908
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	250,000	270,415
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031) (7)	1,920,000	2,341,555
0.000%, 02/15/2036 (Callable 02/15/2031) (7)	335,000	407,129
Port of Greater Cincinnati Development Authority:
5.000%, 04/01/2028	230,000	276,249
5.000%, 04/01/2030	230,000	280,593
Spencerville Local School District,
0.000%, 12/01/2020 (Insured by AMBAC)	270,000	269,619
State of Ohio:
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	251,273
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	728,983
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	696,982
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	841,029
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)	1,215,000	1,412,413
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)	695,000	799,868
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)	460,000	517,850
Warrensville Heights City School District:
4.000%, 11/01/2035 (Callable 11/01/2024)(Insured by BAM)	200,000	217,380
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)	500,000	541,360
Total Ohio (Cost $20,914,918)		21,944,929	2.9%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	275,000	268,785
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	425,000	420,741
Oklahoma Housing Finance Agency:
3.300%, 03/01/2031 (Callable 03/01/2022)(Insured by GNMA)	130,000	130,332
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)	280,000	296,024
Total Oklahoma (Cost $1,128,474)		1,115,882	0.1%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (7)	475,000	574,194
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	25,000	30,797
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)(Insured by SCH BD GTY)	785,000	387,712
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	244,048
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	100,000	81,339
Oregon State Facilities Authority:
5.000%, 10/01/2024	200,000	230,210
5.000%, 10/01/2026	100,000	121,088
5.000%, 10/01/2027	150,000	185,051
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	115,148
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	588,785
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	111,672
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	110,338
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	200,000	217,226
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	540,000	581,024
Washington Clackamas & Yamhill Counties School District No. 88J,
0.000%, 06/15/2046 (Callable 06/15/2028)(Insured by SCH BD GTY)	500,000	196,405
Total Oregon (Cost $3,458,559)		3,775,037	0.5%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	272,882
City of Bradford PA:
3.500%, 11/01/2032 (Callable 11/01/2025)(Insured by AGM)	1,180,000	1,237,195
3.500%, 11/01/2034 (Callable 11/01/2025)(Insured by AGM)	605,000	630,053
Coatesville School District,
5.000%, 11/13/2020	750,000	751,508
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	805,620
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,730,235
Deer Lakes School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	100,000
Delaware Valley Regional Finance Authority,
0.980%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,000,390
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2030 (Callable 07/01/2023)	700,000	710,346
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	500,000	528,810
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)(Insured by BAM)	115,000	127,366
4.000%, 03/15/2034 (Callable 03/15/2025)(Insured by BAM)	650,000	717,691
4.000%, 03/15/2035 (Callable 03/15/2025)(Insured by BAM)	835,000	919,819
Montgomery County Higher Education & Health Authority:
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	245,000	247,256
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	610,000	623,896
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,133,780
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	375,000	397,541
4.000%, 10/01/2049 (Callable 10/01/2028)	1,895,000	2,073,623
Pennsylvania Turnpike Commission:
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	329,112
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (7)	205,000	268,206
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (7)	155,000	171,672
0.000%, 12/01/2037 (Callable 12/01/2026) (7)	500,000	549,450
5.000%, 12/01/2038 (Callable 12/01/2028) (7)	715,000	867,416
6.375%, 12/01/2038 (Callable 12/01/2027) (7)	745,000	960,938
0.000%, 12/01/2040 (Callable 06/01/2029) (7)	295,000	302,124
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	253,386
Ridley School District,
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)	830,000	931,849
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST AID)	55,000	61,956
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	626,320
State Public School Building Authority,
0.000%, 05/15/2027	160,000	144,890
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	298,598
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,959,833
Total Pennsylvania (Cost $20,833,543)		21,733,761	2.9%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	20,000	20,636
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,130,643
Rhode Island Housing & Mortgage Finance Corp.:
3.950%, 10/01/2043 (Callable 04/01/2028)(Insured by GNMA)	395,000	434,204
3.500%, 10/01/2046 (Callable 04/01/2025)	70,000	72,733
Total Rhode Island (Cost $1,539,191)		1,658,216	0.2%

South Carolina
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	222,066
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	283,595
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	567,560
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,055,000	1,300,267
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	284,145
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,763,175
0.340%, 05/01/2048 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	5,075,000	5,075,000
South Carolina State Housing Finance & Development Authority:
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	1,030,000	1,069,295
3.800%, 01/01/2049 (Callable 07/01/2027)	385,000	412,839
4.000%, 07/01/2050 (Callable 07/01/2029)	3,000,000	3,425,760
South Carolina Transportation Infrastructure Bank,
0.550%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	4,000,000	3,979,400
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)	445,000	518,189
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)	500,000	579,850
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)	500,000	577,800
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	226,688
Total South Carolina (Cost $20,831,015)		21,285,629	2.8%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,561,191
South Dakota Board of Regents Housing & Auxiliary Facilities System,
4.375%, 04/01/2036 (Callable 04/01/2021)(Partially Pre-refunded)	150,000	151,937
South Dakota Health & Educational Facilities Authority,
4.000%, 11/01/2040 (Callable 11/01/2025)	140,000	152,216
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	350,000	358,529
4.000%, 05/01/2049 (Callable 05/01/2028)	2,320,000	2,569,934
Total South Dakota (Cost $6,604,183)		6,793,807	0.9%

Tennessee
City of Clarksville TN,
5.000%, 02/01/2032 (Callable 02/01/2026)	1,000,000	1,206,590
City of Jackson TN:
5.000%, 04/01/2029 (Callable 04/01/2025)	555,000	640,253
5.000%, 04/01/2036 (Callable 04/01/2025)	2,000,000	2,256,240
City of Memphis TN:
5.000%, 12/01/2032 (Pre-refunded to 12/01/2024)	530,000	633,244
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,504,841
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	567,336
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,513,076
4.000%, 12/01/2035 (Callable 12/01/2026)	275,000	316,602
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	174,505
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	210,968
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	158,362
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024	340,000	342,724
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	255,000	255,275
Shelby County Health Educational & Housing Facilities Board,
4.000%, 05/01/2037 (Callable 05/01/2027)	250,000	278,860
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	91,452
5.000%, 02/01/2027	185,000	226,916
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	785,000	895,033
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,675,000	1,744,513
3.550%, 07/01/2039 (Callable 07/01/2024)	260,000	272,997
4.000%, 01/01/2042 (Callable 07/01/2026)	205,000	223,204
3.800%, 07/01/2043 (Callable 01/01/2022)	225,000	229,541
4.000%, 07/01/2043 (Callable 01/01/2023)	165,000	173,238
4.000%, 07/01/2045 (Callable 01/01/2025)	105,000	111,945
3.500%, 01/01/2047 (Callable 01/01/2026)	75,000	80,255
4.500%, 07/01/2049 (Callable 01/01/2028)	885,000	995,784
4.250%, 01/01/2050 (Callable 07/01/2028)	935,000	1,045,096
Total Tennessee (Cost $15,863,384)		16,148,850	2.2%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	290,520
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	180,000	212,236
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	338,607
Bexar County Health Facilities Development Corp.,
5.000%, 07/15/2022	235,000	244,313
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030) (7)	305,000	295,734
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	196,999
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	227,380
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	198,644
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	651,920
City of Round Rock TX,
4.000%, 12/01/2024	205,000	232,921
City of San Antonio TX,
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,573,365
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	182,142
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	700,000	812,770
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)	325,000	390,279
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,217,690
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)	250,000	298,583
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	162,133
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	107,731
Crane County Water District,
5.000%, 02/15/2023	250,000	276,837
Dallas/Fort Worth International Airport,
5.000%, 11/01/2035 (Callable 11/01/2020)	100,000	100,395
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	235,058
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	237,852
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	233,758
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	232,388
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	528,510
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	694,109
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	242,441
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	323,084
Fort Bend Independent School District,
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	124,597
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (7)	40,000	46,255
0.000%, 10/01/2036 (Callable 10/01/2028) (7)	305,000	350,357
0.000%, 10/01/2046 (Callable 10/01/2028) (7)	785,000	888,612
0.000%, 10/01/2047 (Callable 10/01/2028) (7)	1,380,000	1,563,926
0.000%, 10/01/2048 (Callable 10/01/2028) (7)	420,000	475,574
Harris County Cultural Education Facilities Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	116,731
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)	370,000	394,690
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	184,266
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	274,180
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	135,000	152,632
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	25,000	25,804
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	35,000	36,126
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	350,000	441,361
Leander Independent School District,
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,820
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	375,000	452,610
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	216,966
4.000%, 04/01/2024 (Insured by BAM)	200,000	223,016
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	2,100,000	2,455,047
New Hope Cultural Education Facilities Finance Corp.,
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	135,000	135,531
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	114,333
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	801,637
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	110,147
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (7)	40,000	59,198
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)	275,000	267,943
3.000%, 09/01/2027 (Insured by BAM)	170,000	190,429
Red River Education Finance Corp.,
5.000%, 06/01/2022	500,000	522,400
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	143,818
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	121,041
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	120,752
Royse City Independent School District,
5.000%, 02/15/2038 (Callable 10/15/2020)(PSF Guaranteed)	95,000	95,166
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	174,344
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,370,000	1,435,102
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	96,895
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	306,990
Sterling Independent School District,
3.000%, 02/15/2028 (Callable 02/15/2024)(PSF Guaranteed)	190,000	202,738
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,140,000	4,693,808
Texas Municipal Gas Acquisition & Supply Corp. I:
1.618%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/01/2020) (2)	3,000,000	2,893,230
6.250%, 12/15/2026	1,520,000	1,792,764
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	205,857
5.000%, 12/15/2028 (Callable 12/15/2022)	575,000	619,574
5.000%, 12/15/2029 (Callable 12/15/2022)	1,000,000	1,075,050
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 11/02/2020)	500,000	501,775
Tioga Independent School District Public Facility Corp.:
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	196,126
4.000%, 08/15/2041 (Callable 08/15/2024)	825,000	805,547
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	119,370
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	649,883
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	305,971
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	346,261
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	514,015
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	109,470
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	607,800
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	391,529
Total Texas (Cost $38,002,379)		39,896,463	5.3%

Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	309,548
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	432,215
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	370,272
Salt Lake City Corp.:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	190,937
5.000%, 07/01/2042 (Callable 07/01/2027)	2,725,000	3,229,779
South Ogden Conservation District,
4.000%, 02/01/2031 (Callable 02/01/2022)(Insured by MAC)	295,000	305,567
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	55,148
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	438,872
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	861,451
5.250%, 10/15/2028 (Callable 10/15/2023)(Insured by UT CSCE)	400,000	452,272
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)	700,000	763,217
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	602,566
5.000%, 10/15/2043 (Callable 10/15/2023)(Insured by UT CSCE)	2,250,000	2,478,735
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)	1,000,000	1,170,090
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	245,000	263,904
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	171,948
5.000%, 10/15/2027	125,000	156,111
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	95,456
Total Utah (Cost $11,899,748)		12,348,088	1.7%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	345,752
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	827,349
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	120,000	128,117
Total Vermont (Cost $1,239,027)		1,301,218	0.2%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	340,000	353,865
Salem Economic Development Authority,
5.000%, 04/01/2021	250,000	253,905
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,081,660
Total Virginia (Cost $3,643,660)		3,689,430	0.5%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	193,040
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	782,742
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	1,125,000	1,330,335
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,275,761
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	282,204
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	251,043
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2022	475,000	493,093
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,806,250
State of Washington:
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	733,262
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,635,767
4.000%, 08/01/2042 (Callable 08/01/2022)	345,000	361,284
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	118,758
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	86,524
3.700%, 12/01/2034 (Callable 06/01/2025)	45,000	48,643
4.000%, 06/01/2049 (Callable 06/01/2028)	485,000	537,845
Total Washington (Cost $10,389,318)		10,936,551	1.5%

Wisconsin
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	276,597
5.000%, 11/15/2032 (Callable 11/15/2026)	175,000	214,203
Public Finance Authority:
4.000%, 12/01/2020 (3)	650,000	650,767
4.000%, 01/01/2021	435,000	435,196
5.000%, 01/01/2021	150,000	151,618
5.000%, 01/01/2022	150,000	158,052
5.000%, 01/01/2023	190,000	207,925
5.000%, 10/01/2023 (3)	2,125,000	2,232,865
5.000%, 01/01/2024	230,000	260,894
5.000%, 10/01/2024 (3)	875,000	931,630
5.000%, 01/01/2025	260,000	304,164
3.000%, 04/01/2025 (3)	425,000	421,464
5.000%, 06/15/2025	220,000	252,498
3.000%, 03/01/2026 (Callable 03/01/2021) (3)	1,250,000	1,250,062
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)	100,000	88,124
5.000%, 03/01/2031 (Callable 03/01/2026)	440,000	517,233
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	24,619
Tender Option Bond Trust,
0.500%, 05/01/2054 (Callable 11/02/2020)(Optional Put Date 10/07/2020) (1)(3)	498,000	498,000
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	830,000	894,533
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,244,400
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,150,030
5.000%, 04/01/2048 (Callable 04/01/2028)	1,435,000	1,743,152
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)	180,000	193,280
5.250%, 12/15/2023 (Insured by AGM)	75,000	84,577
0.000%, 12/15/2027 (Insured by NATL)	220,000	188,993
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	615,850
5.250%, 12/15/2027 (ETM)(Insured by AGM)	70,000	88,051
5.250%, 12/15/2027 (Insured by AGM)	195,000	243,169
5.000%, 12/15/2028 (Callable 06/15/2026)	345,000	424,288
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	419,648
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	612,410
5.000%, 12/15/2031 (Callable 06/15/2026)	300,000	366,885
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)	1,980,000	1,070,428
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2021	150,000	151,899
5.000%, 03/01/2022	125,000	130,486
5.000%, 11/01/2022	120,000	124,091
5.000%, 07/01/2023	165,000	184,463
5.000%, 11/01/2023	125,000	131,090
5.000%, 07/01/2024	250,000	288,580
5.000%, 11/01/2024	155,000	164,046
4.000%, 09/15/2025 (Callable 09/15/2023)	225,000	233,051
5.000%, 11/01/2025	245,000	261,662
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	57,244
2.250%, 11/01/2026 (Callable 11/01/2021)	750,000	733,657
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,104,840
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	55,239
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	212,063
5.000%, 10/01/2029	515,000	655,569
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	548,683
5.000%, 02/15/2032 (Callable 02/15/2022)	670,000	700,599
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	311,593
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	475,323
4.000%, 11/15/2039 (Callable 05/15/2026)	500,000	560,850
5.000%, 11/15/2044 (Callable 11/15/2022)	330,000	349,246
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	700,000	845,313
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	2,410,000	2,769,283
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,445,000	1,570,440
4.250%, 03/01/2049 (Callable 09/01/2028)	1,820,000	2,050,194
Total Wisconsin (Cost $31,962,015)		32,885,109	4.4%

Wyoming
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	70,000	72,565
4.000%, 12/01/2048 (Callable 06/01/2028)	1,785,000	1,973,282
Total Wyoming (Cost $1,960,213)		2,045,847	0.3%
Total Long-Term Investments (Cost $712,104,243)		739,426,846	99.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.02% (4)	3,278,292	3,278,292
Total Short-Term Investment (Cost $3,278,292)		3,278,292	0.4%
Total Investments (Cost $715,382,535)		742,705,138	99.5%
Other Assets in Excess of Liabilities		3,770,966	0.5%
TOTAL NET ASSETS		$746,476,104	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $36,497,031, which represents 4.89% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$739,426,846	$–	$739,426,846
Total Long-Term Investments	–	739,426,846	–	739,426,846
Short-Term Investment
Money Market Mutual Fund	3,278,292	–	–	3,278,292
Total Short-Term Investment	3,278,292	–	–	3,278,292
Total Investments	$3,278,292	$739,426,846	$–	$742,705,138

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.